SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2010
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION

NOTE 22. SUPPLEMENTAL CASH FLOW INFORMATION

          The Company remitted cash payments for federal and state income taxes of $50.8 million, $16.0 million, and $18.1 million for the years ended December 31, 2010, 2009 and 2008, respectively.

          The Company remitted cash payments for interest expense related to outstanding debt of $61.9 million, $66.7 million, and $80.1 million, for the years ended December 31, 2010, 2009 and 2008, respectively.